4. Future Accounting Pronouncements (Dec. 2017 Note)	9 Months Ended
Dec. 31, 2017
Accounting Changes and Error Corrections [Abstract]
Future Accounting Pronouncements

Management is evaluating significant recent accounting pronouncements that are not yet effective for us, including the new accounting standard on improvements to employee share based payment accounting, ASU 2016-09 (Topic 718), the new accounting standard related to leases, ASU 2016-02 (Topic 842), the new accounting standard for recognition and measurement of financial assets and financial liabilities, and have not yet concluded whether any such pronouncements will have a significant effect on our future consolidated financial statements.

Regarding the new accounting standard on revenue recognition, ASU 2014-09 (Topic 606), which will be effective on April 1, 2018, management believes that as long as its contracts with government entities consist of firm, fixed price arrangements with payments that are triggered by achieving contractually stated milestones that new standard will not have a significant effect on our future consolidated financial statements.